1933 Act Rule 497(j)
                                                      1933 Act File No. 2-73948
                                                     1940 Act File No. 811-3258


                        STRADLEY, RONON, STEVENS & YOUNG
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                (215) 564-8000


Direct Dial: (215) 564-8077



April 5, 1999

FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

Re:  DFA Investment Dimensions Group Inc.
     File Nos. 2-73948 and 811-3258
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectuses and Statements of Additional Information, relating to the VA Large Value Portfolio, VA Small Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and RWB/DFA International High Book to Market Portfolio series of shares, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 53/54 to the Registration Statement of DFA Investment Dimensions Group Inc. which was filed with the Securities and Exchange Commission electronically on March 29, 1999.

Please direct any questions or comments relating to this certification to me or, in my absence, to Stephen W. Kline at (610) 640-5801.

Very truly yours,

/S/ Lisa M. King
    Lisa M. King

cc:   Ms. Irene R. Diamant
      Ms. Catherine L. Newell
      Ms. Jessica Y. Gray
      Stephen W. Kline, Esquire
      Mark A. Sheehan, Esquire

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